DEBT	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
NOTE 6 - DEBT

Lines of Credit

The Company has a $200,000 line of credit agreement with a financial institution which bears interest at US prime rate plus 1% per annum, but in no event less than 5.5% (5.5% at September 30, 2012 and December 31, 2011), is due on demand, and is secured by all assets of the Company. As of September 30, 2012 and December 31, 2011, the Company had outstanding balances on the line of credit of $200,000. The Company is currently in good standing and was in good standing at September 30, 2012 and December 31, 211. There are no outstanding debt covenants.

On May 7, 2012, the Company entered into a $500,000 line of credit agreement with a lender which bears interest at a floating per annum rate equal to the greater of (a) the prime rate as published by the Wall Street Journal plus the prime rate increment of 3.5%, or (b) the minimum prime rate of 3.25% plus the prime rate increment of 3.5%. Advances are limited to 80% of the eligible receivables balance of the Company as determined by the lender. Advances are repaid through collections on accounts receivable which are remitted directly through lockbox to the lender. The credit line is secured by all assets of the Company. As of September 30, 2012, the Company had outstanding balances on the line of credit of $57,404. The Company is currently in good standing and was in good standing at September 30, 2012. There are no outstanding debt covenants.

Convertible debt

During the three months ended March 31, 2012 and June 30, 2012, the Company issued $400,000 and $1,050,000, respectively, of convertible debentures to an investor, with various maturities from March 1, 2014 through May 16, 2014. Interest accrues at the rate of ten percent per annum and is payable at the respective maturity date in cash.

The investor is entitled to convert the accrued interest and principal of the convertible debentures into common stock of the Company at a conversion price equal to 80% of the Average Closing Price of the common stock. The Average Closing Price is set forth in the convertible debt agreements as follows: average closing price during the ten consecutive trading days immediately prior to conversion for $400,000 of convertible debt issued during the first quarter of 2012 and average closing price during the three consecutive trading days immediately prior to conversion for $1,050,000 of convertible debt issued during the second quarter of 2012. In the event the common stock of the Company trades at or above $0.30 at any time during the day for a period of ten consecutive trading days, the Company may at its option convert all or part of the convertible debt into common stock at the applicable conversion price.

Accounting for Convertible Debt

Under the initial accounting, the Company allocated the proceeds to the embedded conversion derivative liability, which exceeded the value of the convertible debt at the issuance date for $575,000 of the convertible debt issuance. For the remaining $875,000 of debt issuances, the Company allocated $617,127 of the proceeds to the embedded conversion derivative liability. The proceeds allocated to the embedded conversion derivative liability were recognized as a discount to the convertible debt. During the nine months ended September 30, 2012, the Company recorded aggregate debt discounts of $1,192,127 related to the conversion rights.

The debt discount is accreted to interest expense over the life of the convertible debentures using the effective interest method. During the three and nine months ended September 30, 2012, the Company recorded interest accretion expense of $50,367 and $171,717 respectively, which is included in interest expense on the accompanying condensed consolidated statement of operations.